Basic and diluted net (loss)/profit per ADS (Tables)	12 Months Ended
Dec. 31, 2025
Basic and diluted net (loss)/profit per ADS
Schedule of basic and diluted net (loss)/profit per ADS

	For the years ended December 31,
	2023	2024	2025
Numerator:
Net (loss)/profit from continuing operations attributable to ordinary shareholders of Amber International	(13,536)	(23,273)	4,665
Net loss from discontinued operations attributable to ordinary shareholders of Amber International	—	—	(914)

Denominator:
Denominator for basic net (loss)/profit per ADS — weighted average ADSs outstanding	61,966,949	61,966,949	86,636,218
Adjustments for the dilutive impact of RSUs	—	—	13,101
Denominator for diluted net profit per ADS — weighted average ADSs outstanding	61,966,949	61,966,949	86,649,319

Continued operations:
— Basic net (loss)/profit per ADS	(0.2184)	(0.3756)	0.0538
— Diluted net (loss)/profit per ADS	(0.2184)	(0.3756)	0.0538

Discontinued operations:
— Basic net loss per ADS	—	—	(0.0105)
— Diluted net loss per ADS	—	—	(0.0105)